Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income Per Unit - Basic and Diluted (Table)

BASIC AND DILUTED	2023	2022	2021
Numerators
Partnership’s net income	$47,208	$125,421	$98,178
Less:
General Partner’s interest in Partnership’s net income	680	2,157	1,790
Partnership’s net income allocable to unvested units	929	3,662	2,053
Common unit holders’ interest in Partnership’s net income	$45,599	$119,602	$94,335
Denominators
Weighted average number of common units outstanding, basic and diluted	21,182,471	19,325,030	18,342,413
Net income per common unit:
Basic and Diluted (in United States Dollars)	$2.15	$6.19	$5.14